Derivative Instruments and Hedging Activities - Change in Accumulated Other Comprehensive Income (Details) $ in Thousands	6 Months Ended
Dec. 31, 2020 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 545,689
Ending balance	634,135
Reclassification from AOCI, current period, tax	100
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,254)
Unrealized losses, net of related tax benefit of $0.1 million	(375)
Amount reclassified into earnings, net of related taxes of $0.1 million	234
Ending balance	(1,395)
Other comprehensive income (loss) before reclassifications, tax	$ 100